SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	3 Months Ended		6 Months Ended		12 Months Ended					129 Months Ended	6 Months Ended
	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Jun. 30, 2012 USD ($)	Jun. 30, 2011 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2004 USD ($)	Dec. 31, 2004 ILS	Jun. 30, 2012 USD ($)	Jun. 30, 2012 Computers [Member]	Jun. 30, 2012 Furniture and Office Equipment [Member] Minimum [Member]	Jun. 30, 2012 Furniture and Office Equipment [Member] Maximum [Member]	Jun. 30, 2012 Leasehold Improvements [Member]
Functional currency
Official exchange rate of NIS 1 to US dollar			0.255	0.293	0.262	0.282	0.265
Property and equipment, net
%											33.00%	7.00%	15.00%
Estimated useful life, maximum														10
Liability for employee rights upon retirement
Severance expenses			$ 26,832	$ 9,553	$ 1,127	$ 16,284	$ 34,485
Royalty-bearing grants
Research and development grants								$ 93,462	420,000	$ 93,462